AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2013
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

11.                   AVAILABLE-FOR-SALE INVESTMENTS

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Short-term:
Investment in a mutual fund (a)	—	24,636	4,070
	—	24,636	4,070

Long-term
Investment in a mutual fund (a)	80,576	—	—
Investment in preferred shares of certain unlisted companies (b)	1,716	13,956	2,305

Less: accumulated impairment (b)	—	(1,716)	(283)
	82,292	12,240	2,022

Total available-for-sale investments	82,292	36,876	6,092

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000. The Company has accounted for the investment in the mutual fund as an available-for-sale investment, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized.

In 2013, the Company disposed 5,583.30 unit (2012: 1,838.04 unit) with a consideration of RMB57,260,000 (US$9,459,000 ) (2012:RMB18,582,000) and reclassified the accumulated unrealized gains recorded in accumulated other comprehensive income of RMB1,413,000 (US$233,000) (2012:RMB224,000) to other (expense)/income in the consolidated statements of comprehensive income (loss) on the date of disposal. The fair value of the remaining investment was RMB24,636,000 (US$4,070,000) as of December 31, 2013 (December 31, 2012:RMB80,576,000), as derived from level one observable inputs, with the change of fair value of RMB93,000 (US$15,000) (2012:RMB1,370,000) recorded in other comprehensive income.

There was no impairment indicators noted associated with this investment as of December 31, 2012 and 2013.

(b)         On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC (“Investee A”) to purchase 970,591 Series A Preferred Shares for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2012, the fair value of the investment in the Investee A was RMB1,716,000 with the change of fair value of RMB457,000, recorded in other comprehensive income. In 2013, the Company believed that there was a decline in value that was other-than-temporary, and recorded RMB1,716,000 (US$283,000) in “impairment of available-for-sale investment” in the consolidated statements of comprehensive income (loss) including RMB499,000 (US$73,000) reclassified from accumulated other comprehensive income.

On August 14, 2013, the Company entered into an agreement with an unlisted company in Cayman Island (“Investee B”) to purchase 13,971,428 Series A Preferred Shares for RMB12,240,000 (US$2,000,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2013, the fair value of the investment in the Investee B was RMB12,240,000 (US$2,022,000) with no change of fair value. There was no impairment indicators noted associated with this investment as of December 31, 2013.